Fair Value Measurements - Summary of the change in the fair value of the derivative warrant liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Warrant liabilities at beginning	$ 3,866,667	$ 0
Issuance of Public and Private Placement Warrants		12,579,167
Public Warrants transferred to Level 1		(7,312,500)
Change In Fair Value Of Warrant Liabilities	(3,733,333)	(1,400,000)
Warrant liabilities at ending	$ 133,334	$ 3,866,667